Goodwill And Intangible Assets - Summary of Changes In Carrying Amount of Acquired Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	$ 167	$ 213	$ 225
Intangible assets gross, Ending balance	323	167	213
Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	574	570	525
Additions during the period	17	9	8
Acquisition through business combination (Refer Note 2.10)	232		41
Translation differences	(1)	(5)	(4)
Intangible assets gross, Ending balance	822	574	570
Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	(407)	(357)	(300)
Amortization expense	(91)	(52)	(60)
Translation differences	(1)	2	3
Intangible assets gross, Ending balance	(499)	(407)	(357)
Customer related
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	85	111	105
Intangible assets gross, Ending balance	$ 235	$ 85	$ 111
Customer related | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	1 year	1 year	1 year
Estimated Remaining Useful Life (in years)	1 year	1 year	1 year
Customer related | Top of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	15 years	15 years	15 years
Estimated Remaining Useful Life (in years)	9 years	10 years	11 years
Customer related | Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	$ 304	$ 307	$ 274
Acquisition through business combination (Refer Note 2.10)	212		34
Translation differences		(3)	(1)
Intangible assets gross, Ending balance	516	304	307
Customer related | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	(219)	(196)	(169)
Amortization expense	(62)	(24)	(29)
Translation differences		1	2
Intangible assets gross, Ending balance	(281)	(219)	(196)
Software related
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	41	42	46
Intangible assets gross, Ending balance	$ 48	$ 41	$ 42
Software related | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	3 years	3 years	3 years
Estimated Remaining Useful Life (in years)	1 year	1 year	1 year
Software related | Top of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	10 years	10 years	10 years
Estimated Remaining Useful Life (in years)	4 years	5 years	6 years
Software related | Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	$ 134	$ 127	$ 121
Additions during the period	17	9	8
Translation differences		(2)	(2)
Intangible assets gross, Ending balance	151	134	127
Software related | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	(93)	(85)	(75)
Amortization expense	(10)	(9)	(10)
Translation differences		1	0
Intangible assets gross, Ending balance	(103)	(93)	(85)
Marketing Related
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	14	18	21
Intangible assets gross, Ending balance	$ 26	$ 14	$ 18
Marketing Related | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	3 years	3 years	3 years
Estimated Remaining Useful Life (in years)	1 year	1 year	1 year
Marketing Related | Top of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	10 years	10 years	10 years
Estimated Remaining Useful Life (in years)	6 years	6 years	7 years
Marketing Related | Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	$ 42	$ 42	$ 40
Acquisition through business combination (Refer Note 2.10)	20		3
Translation differences	(1)	0	(1)
Intangible assets gross, Ending balance	61	42	42
Marketing Related | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	(28)	(24)	(19)
Amortization expense	(6)	(4)	(6)
Translation differences	(1)	0	1
Intangible assets gross, Ending balance	(35)	(28)	(24)
Others
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	27	42	53
Intangible assets gross, Ending balance	$ 14	$ 27	$ 42
Others | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	3 years	3 years	3 years
Estimated Remaining Useful Life (in years)	1 year	1 year	1 year
Others | Top of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	7 years	7 years	7 years
Estimated Remaining Useful Life (in years)	3 years	4 years	5 years
Others | Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	$ 94	$ 94	$ 90
Acquisition through business combination (Refer Note 2.10)			4
Translation differences		0
Intangible assets gross, Ending balance	94	94	94
Others | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	(67)	(52)	(37)
Amortization expense	(13)	(15)	(15)
Translation differences		0	0
Intangible assets gross, Ending balance	$ (80)	$ (67)	$ (52)